LVIP MFS Value Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.18%
Aerospace & Defense–4.07%
Lockheed Martin	52,195	$ 20,005,300
Northrop Grumman	122,416	38,621,024
Raytheon Technologies	177,804	10,230,842
		68,857,166
Auto Components–0.27%
Aptiv	49,903	4,575,107
		4,575,107
Banks–8.62%
Citigroup	635,619	27,401,535
JPMorgan Chase & Co.	662,915	63,818,827
PNC Financial Services Group	148,114	16,279,210
Truist Financial	424,600	16,156,030
US Bancorp	616,090	22,086,826
		145,742,428
Beverages–2.16%
Diageo	689,888	23,696,739
PepsiCo	92,700	12,848,220
		36,544,959
Building Products–3.02%
Johnson Controls International	446,027	18,220,203
Masco	275,048	15,163,396
Trane Technologies	145,753	17,672,551
		51,056,150
Capital Markets–6.02%
BlackRock	38,265	21,564,241
Goldman Sachs Group	123,957	24,911,638
Moody's	37,077	10,746,768
Nasdaq	206,421	25,329,921
State Street	159,878	9,485,562
T. Rowe Price Group	75,798	9,718,820
		101,756,950
Chemicals–3.93%
DuPont de Nemours	228,104	12,655,210
PPG Industries	239,124	29,192,258
Sherwin-Williams	35,440	24,692,465
		66,539,933
Consumer Finance–0.93%
American Express	156,663	15,705,466
		15,705,466
Diversified Telecommunication Services–0.48%
Verizon Communications	137,429	8,175,651
		8,175,651
Electric Utilities–5.76%
American Electric Power	182,918	14,949,888
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Duke Energy	458,787	$ 40,630,177
Southern	569,926	30,901,388
Xcel Energy	159,026	10,974,384
		97,455,837
Electrical Equipment–1.42%
Eaton	236,142	24,093,568
		24,093,568
Equity Real Estate Investment Trusts–0.39%
Public Storage	29,330	6,532,378
		6,532,378
Food Products–3.32%
Archer-Daniels-Midland	220,816	10,265,736
Danone	98,642	6,389,534
JM Smucker	43,715	5,049,957
Nestle	289,542	34,458,963
		56,164,190
Health Care Equipment & Supplies–7.37%
Abbott Laboratories	254,974	27,748,821
†Boston Scientific	348,619	13,320,732
Danaher	156,622	33,725,415
Medtronic	479,411	49,820,391
		124,615,359
Health Care Providers & Services–2.91%
Cigna	200,903	34,034,977
McKesson	101,919	15,178,797
		49,213,774
Hotels, Restaurants & Leisure–0.30%
Marriott International Class A	55,556	5,143,374
		5,143,374
Household Products–1.69%
Colgate-Palmolive	50,084	3,863,981
Kimberly-Clark	102,650	15,157,299
Reckitt Benckiser Group	97,691	9,525,384
		28,546,664
Industrial Conglomerates–2.58%
Honeywell International	264,998	43,621,321
		43,621,321
Insurance–8.08%
Aon Class A	209,390	43,197,157
Chubb	265,650	30,847,278
Marsh & McLennan	306,960	35,208,312
Travelers	252,996	27,371,637
		136,624,384
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–5.63%
Accenture Class A	194,817	$ 44,026,694
Fidelity National Information Services	178,028	26,207,502
†Fiserv	241,910	24,928,825
		95,163,021
Life Sciences Tools & Services–2.06%
Thermo Fisher Scientific	78,954	34,859,770
		34,859,770
Machinery–3.56%
Illinois Tool Works	175,292	33,868,167
Otis Worldwide	88,902	5,549,263
Stanley Black & Decker	128,450	20,834,590
		60,252,020
Media–3.36%
Comcast Class A	1,228,636	56,836,701
		56,836,701
Multi-Utilities–1.40%
Dominion Energy	299,700	23,655,321
		23,655,321
Oil, Gas & Consumable Fuels–2.01%
Chevron	105,547	7,599,384
ConocoPhillips	303,845	9,978,270
EOG Resources	160,548	5,770,095
Pioneer Natural Resources	57,990	4,986,560
Suncor Energy	466,196	5,692,874
		34,027,183
Pharmaceuticals–8.02%
Johnson & Johnson	470,866	70,102,530
Merck & Co.	299,908	24,877,369
Pfizer	866,585	31,803,669
Roche Holding	26,161	8,961,204
		135,744,772
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.88%
Equifax	94,583	$ 14,840,073
		14,840,073
Road & Rail–2.26%
Canadian National Railway	113,082	12,038,710
Union Pacific	133,352	26,253,008
		38,291,718
Semiconductors & Semiconductor Equipment–5.12%
Analog Devices	100,392	11,719,762
Intel	311,253	16,116,681
NXP Semiconductors	125,527	15,667,025
Texas Instruments	301,932	43,112,870
		86,616,338
Specialty Retail–1.07%
Lowe's	108,750	18,037,275
		18,037,275
Tobacco–0.49%
Philip Morris International	111,220	8,340,388
		8,340,388
Total Common Stock (Cost $1,091,304,575)		1,677,629,239

MONEY MARKET FUND–0.74%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	12,523,838	12,523,838
Total Money Market Fund (Cost $12,523,838)		12,523,838

TOTAL INVESTMENTS–99.92% (Cost $1,103,828,413)	1,690,153,077
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,407,712
NET ASSETS APPLICABLE TO 39,629,088 SHARES OUTSTANDING–100.00%	$1,691,560,789

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$68,857,166	$—	$—	$68,857,166
Auto Components	4,575,107	—	—	4,575,107
Banks	145,742,428	—	—	145,742,428
Beverages	12,848,220	23,696,739	—	36,544,959
Building Products	51,056,150	—	—	51,056,150
Capital Markets	101,756,950	—	—	101,756,950
Chemicals	66,539,933	—	—	66,539,933
Consumer Finance	15,705,466	—	—	15,705,466
Diversified Telecommunication Services	8,175,651	—	—	8,175,651
Electric Utilities	97,455,837	—	—	97,455,837
Electrical Equipment	24,093,568	—	—	24,093,568
Equity Real Estate Investment Trusts	6,532,378	—	—	6,532,378
Food Products	15,315,693	40,848,497	—	56,164,190
Health Care Equipment & Supplies	124,615,359	—	—	124,615,359
Health Care Providers & Services	49,213,774	—	—	49,213,774
Hotels, Restaurants & Leisure	5,143,374	—	—	5,143,374
Household Products	19,021,280	9,525,384	—	28,546,664
Industrial Conglomerates	43,621,321	—	—	43,621,321
Insurance	136,624,384	—	—	136,624,384
IT Services	95,163,021	—	—	95,163,021
Life Sciences Tools & Services	34,859,770	—	—	34,859,770
Machinery	60,252,020	—	—	60,252,020
Media	56,836,701	—	—	56,836,701
Multi-Utilities	23,655,321	—	—	23,655,321
Oil, Gas & Consumable Fuels	34,027,183	—	—	34,027,183
Pharmaceuticals	126,783,568	8,961,204	—	135,744,772
Professional Services	14,840,073	—	—	14,840,073
Road & Rail	38,291,718	—	—	38,291,718
Semiconductors & Semiconductor Equipment	86,616,338	—	—	86,616,338
Specialty Retail	18,037,275	—	—	18,037,275
Tobacco	8,340,388	—	—	8,340,388
Money Market Fund	12,523,838	—	—	12,523,838
Total Investments	$1,607,121,253	$83,031,824	$—	$1,690,153,077
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP MFS Value Fund–4